Accounts Receivable	6 Months Ended
Jun. 30, 2022
Accounts Receivable
Accounts Receivable
6.	Accounts Receivable

	June 30	December 31
	2022	2021
Trade accounts receivable	$538,988	$29,457
Sales taxes receivable	38,667	212,900
Other receivables	149,210	—
	$726,865	$242,357

As at June 30, 2022, there were two customers with an amount greater than 10% of the Company’s trade accounts receivable which represented 87% of the balance. As at December 31, 2021, there was one customer with an amount greater than 10% of the Company’s trade accounts receivable which represented 94% of the balance. The Company did not record any bad debt expense during the six months ended June 30, 2022 (2021 - nil).